Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$23,218,485	$3,389,461	$57,585,457	$84,193,403
Revenues - related party	11,895,108	8,330,299	-	20,225,406
Total revenues	35,113,592	11,719,760	57,585,457	104,418,809
Cost of revenues	4,970,253	4,162,336	57,540,070	66,672,658
Gross profit	$30,143,339	$7,557,424	$45,388	$37,746,151